Intangible assets	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Intangible assets
12. Intangible assets

	30 June 2025					31 December 2024
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	37 040	2 281	5 438	93	44 852	46 080
Effect of movements in foreign exchange	863	97	441	21	1 423	(2 065 )
Acquisitions through business combinations	13	-	-	-	13	-
Acquisitions and expenditures	10	190	220	1	421	1 069
Disposals through sale and derecognition	(7)	(231)	(4)	(7)	(249)	(473)
Transfer (to)/from other asset categories and other movements¹	(5)	7	(4)	(3)	(6)	240
Balance at end of period	37 914	2 343	6 092	106	46 455	44 852

Amortization and impairment losses
Balance at end of previous year	(91)	(1 362 )	(3 283 )	(81)	(4 818 )	(4 794 )
Effect of movements in foreign exchange	(1)	(75)	(283)	(11)	(370)	470
Amortization	-	(77)	(339)	(13)	(430)	(845)
Impairment	-	-	-	-	-	(17)
Disposals through sale and derecognition	-	231	2	5	238	471
Transfer to/(from) other asset categories and other movements¹	-	1	(12)	32	22	(103)
Balance at end of period	(92)	(1 283 )	(3 915 )	(67)	(5 358 )	(4 818 )

Carrying value
at 31 December 2024	36 948	919	2 155	12	40 034	40 034
at 30 June 2025	37 821	1 060	2 177	39	41 096
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment once a year or whenever a triggering event has occurred.

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.